CONSOLIDATED STATEMENT OF EQUITY - USD ($)	Common Stock [Member]	Additional Paid in Capital [Member]	Shares in Treasury [Member]	Accumulated Deficit [Member]	Non-Controlling Interest [Member]	Total
Beginning Balance at Dec. 31, 2017	$ 47,782	$ 31,892,397	$ 0	$ (28,227,530)	$ (828,024)	$ 2,884,625
Beginning Balance (Shares) at Dec. 31, 2017	47,782,417
Stock-based compensation		33,437				$ 33,437
Exercise of stock options (shares)						0
Repurchase of shares	$ (1,536)	(289,449)				$ (290,985)
Repurchase of shares (Shares)	(1,536,500)					(1,536,500)
Income for the year				1,306,183	233,111	$ 1,539,294
Ending Balance at Dec. 31, 2018	$ 46,246	31,636,385	0	(26,921,347)	(594,913)	4,166,371
Ending Balance (Shares) at Dec. 31, 2018	46,245,917
Stock-based compensation		10,642				$ 10,642
Exercise of stock options (shares)						0
Repurchase of shares	$ (402)	(123,743)				$ (124,145)
Repurchase of shares (Shares)	(401,800)
Shares in treasury			(9,430)			(9,430)
Income for the year				2,247,957	140,390	2,388,347
Ending Balance at Dec. 31, 2019	$ 45,844	31,523,284	(9,430)	(24,673,390)	(454,523)	6,431,785
Ending Balance (Shares) at Dec. 31, 2019	45,844,117
Stock-based compensation		196,115				196,115
Exercise of warrants	$ 885	333,247				334,132
Exercise of warrants (shares)	885,000
Exercise of stock options	$ 346	71,566				$ 71,912
Exercise of stock options (shares)	346,500					346,500
Repurchase of shares	$ (258)	(126,167)	9,430			$ (116,995)
Repurchase of shares (Shares)	(258,600)
Shares in treasury			(4,857)			(4,857)
Income for the year				1,860,249	141,782	2,002,031
Ending Balance at Dec. 31, 2020	$ 46,817	$ 31,998,045	$ (4,857)	$ (22,813,141)	$ (312,741)	$ 8,914,123
Ending Balance (Shares) at Dec. 31, 2020	46,817,017